Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
8.	Related-Party Transactions

Founder Shares

Contemporaneously with the execution of the Merger Agreement, Graf and NKGen entered into an amended and restated sponsor support and lockup agreement (“Amended and Restated Sponsor Support and Lockup Agreement”). In connection with the Amended and Restated Sponsor Support and Lockup Agreement, of the 4,290,375 shares of Graf formerly held by Graf’s sponsor and insiders (“Founder Shares”): (i) 1,773,631 shares were forfeited, (ii) 1,173,631 shares became restricted shares subject to vesting conditions (“Deferred Founder Shares”), and (iii) the remaining 1,343,113 shares are subject to trading restrictions for up to two years and continued to be outstanding and fully vested shares.

Deferred Founder Shares do not have voting rights, do not participate in dividends and are not transferrable. During the vesting period of five years from Closing (“Vesting Period”), if the trading price or price per share consideration upon a change in control for Common Stock is greater than or equal to $14.00 at any 20 trading days in a 30 consecutive trading-day period, then 873,631 Deferred Founder Shares will immediately vest; and if greater than or equal to $20.00 at any 20 trading days in a 30 consecutive trading-day period, then an additional 300,000 Deferred Founder Shares will immediately vest. In the event there is a sale of the Company, then immediately prior to the consummation of such sale, the calculated Acquiror Sale Price, as defined in the agreement, will take into account the number of Deferred Founder Shares that will vest upon a change in control. Upon the expiration of the Vesting Period, unvested Founder Shares will be forfeited and cancelled for no consideration.

All Founder Shares, including Deferred Founder Shares, are equity classified primarily due to terms indexed to the Company’s own stock, including upon a change in control.

Related Party Financial Instruments

The Company’s related party financial instruments include (i) the Founder Shares, including Deferred Founder Shares described above in this Note 8, (ii) the SPA Warrants described in Note 5, (iii) the Working Capital Warrants described in Note 5, (iv) the Senior Convertible Notes described in Note 6, (v) select Legacy Convertible Notes described in Note 6, (vi) the Related Party Loans described in Note 7, (vii) the Short Term Related Party Loan described in Note 7, and (viii) the Private Warrants described in Note 5.

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. No such services were provided to or incurred by the Company during the three and nine months ended September 30, 2023. For the three and nine months ended September 30, 2022, $0.1 million and $0.3 million, respectively, in research and development expenses related to these advisory services were recorded. As of December 31, 2022, amounts payable of less than $0.1 million relating to advisory and research services from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the unaudited condensed consolidated balance sheet. As of September 30, 2023, no amounts payable remained outstanding relating to advisory and research services from related parties.

Purchases of laboratory supplies

For each of the three and nine months ended September 30, 2023, the Company recorded research and development expenses of $0.4 million associated with the purchase of laboratory supplies from NKMAX. For each of the three and nine months ended September 30, 2022, the Company recorded research and development expenses of $0.1 million associated with the purchase of laboratory supplies from NKMAX. As of September 30, 2023, $0.4 million remained outstanding relating to the purchase of laboratory supplies from NKMAX. As of December 31, 2022, amounts payable of $0.1 million relating to the purchase of laboratory supplies from NKMAX remained outstanding, which were recorded to accounts payable and accrued expenses on the unaudited condensed consolidated balance sheet.

7. Related-Party Transactions

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. For the year ended December 31, 2021, no research and development expenses related to these advisory services were provided or recorded. For the year ended December 31, 2022, the Company recorded $0.4 million of research and development expenses related to these advisory services. As of December 31, 2022, amounts payable of less than $0.1 million remained outstanding and recorded within accounts payable and accrued expenses on the balance sheet.

The Company receives scientific research consulting services from ATGEN Canada, a sister company under common ownership. For the year ended December 31, 2021, the Company recorded $0.2 million of research and development expenses for services provided by ATGEN Canada. For the year ended December 31, 2022, no research and development expenses related to these services were provided or recorded. As of December 31, 2021 and 2022, there were no outstanding amounts payable relating to these professional research services.

Purchases of laboratory supplies

For the years ended December 31, 2021 and 2022, the Company recorded research and development expenses totaling $0.1 million and $0.1 million, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2021 and December 31, 2022, there was zero and less than $0.1 million outstanding payables, respectively, relating to the purchase of laboratory supplies, which is recorded within accounts payable and accrued expenses on the balance sheets.

Related party loans

Between August 2019 and December 2022, the Company entered into multiple loan agreements with NKMAX under which the total proceeds received from related parties during the years ended December 31, 2021 and 2022 were $20.5 million and $23.0 million, respectively. The loans carry an interest rate of 4.6%. There are no financial or non-financial covenants associated with the debt.

In December 2022, the aggregate outstanding related party loan principal and interest of $66.1 million was converted into 6,943,789 shares of common stock (after the application of the Exchange Ratio) which has been recognized as a capital contribution within the statements of common stock and stockholders’ equity (deficit). No related party loan amounts were outstanding as of December 31, 2022. Interest expenses incurred were $1.3 million and $2.3 million for the years ended December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, interest payable amounts owed to related parties was $1.9 million and zero, respectively, which is recorded in other current liabilities on the balance sheets.

Convertible promissory notes due to related parties

In connection with the issuance of certain Convertible Notes from November 2019 to December 2019, relatives of one of the Company’s directors invested in convertible promissory notes totaling $0.5 million. As of December 31, 2021, the principal amount and the fair value of Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million. As of December 31, 2022, the principal amount and related fair value of the Related Party Convertible Notes held by relatives of a director of the Company were $0.3 million.